Investments In and Advances To Affiliates	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AND ADVANCES TO AFFILIATES

7. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The following table summarizes the relevant effective equity ownership interest and carrying values for the Company's investments accounted for under the equity method as of December 31, 2011 and 2010.

		December 31,
Affiliate	Country	2011	2010	2011	2010

		Carrying Value		Ownership Interest %
		(in millions)
AES Solar Energy Ltd.	Europe	$225	$256	50%	50%
AES Solar Power LLC	United States	91	8	50%	50%
AES Solar Power, PR, LLC	Puerto Rico	8	-	50%	0%
Barry(1)	United Kingdom	-	-	100%	100%
CET(1)	Brazil	14	22	72%	72%
Chigen affiliates (2)	China	30	146	25%	25%
China Wind(3)	China	75	69	49%	49%
Elsta	Netherlands	197	202	50%	50%
Entek	Turkey	121	-	50%	0%
Guacolda	Chile	186	149	35%	35%
IC Ictas Energy Group	Turkey	161	151	51%	51%
InnoVent(1)	France	32	31	40%	40%
JHRH	China	59	39	49%	35%
OPGC	India	203	224	49%	49%
Trinidad Generation Unlimited(1)	Trinidad	19	20	10%	10%
Other affiliates		1	3
Total investments in and advances to affiliates		$1,422	$1,320

(1)        Represent VIEs in which the Company holds a variable interest, but is not the primary beneficiary.

(2)        Represent our investments in Chengdu AES Kaihua Gas Turbine Company Ltd. and Yangcheng International Power Generating Co. Ltd.

(3)        Represent our investments in Guohua AES (Huanghua) Wind Power Co. Ltd., Guohua AES (Hulunbeier) Wind Power Co. Ltd., Guohua AES (Chenba'-erhu) Wind Power Co. Ltd., and Guohua AES (Xinba'-erhu) Wind Power Co. Ltd.

AES Solar Energy Ltd.— In the fourth quarter of 2011, AES Solar Energy Ltd. (“AES Solar”), recognized a $40 million other-than-temporary impairment of a cost method investment in a manufacturer of solar panels. The Company's share of impairment was $20 million, which was recorded within “Net equity in earnings of affiliates” in the Consolidated Statement of Operations.

AES Solar Power, PR, LLC—In June 2011, the Company formed AES Solar Power, PR LLC., a joint venture with R/C PR Investment Partnership L.P., a wholly-owned subsidiary of Riverstone/Carlyle Renewable Energy Partners II, LP. This joint venture was created to develop and construct a 24 MW project in Guayama, Puerto Rico. The investment balance at December 31, 2011 was $8 million.

AES Barry Ltd.—The Company holds a 100% ownership interest in AES Barry Ltd. (“Barry”), a dormant entity in the United Kingdom that disposed of its generation and other operating assets. Due to a debt agreement, no material financial or operating decisions can be made without the banks' consent, and the Company does not control Barry. As of December 31, 2011 and 2010, other long-term liabilities included $52 million and $53 million, respectively, related to this debt agreement.

Cayman Energy Trader (“CET”)—In 2010, the Company transferred its 14.8% voting interest in Companhia Energética de Minas Gerais (“CEMIG”), an integrated utility in Brazil, through SEB, a Brazilian subsidiary, to a third party. The buyer also assumed a debt with Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”) in the amount of approximately $1.4 billion (the “BNDES Loan”) including all unpaid interest and penalties. In exchange, SEB received $25 million and obtained a full release from any claims of BNDES and originating from the BNDES Loan. CEMIG was previously accounted for as an equity method investment due to the Company's representation on its board of directors. The transfer resulted in the recognition of a $115 million pre-tax gain reflected in “Net equity in earnings of affiliates” in the Consolidated Statement of Operations for the year ended December 31, 2010. Additionally, $70 million of net tax expense resulting from the CEMIG transfer was recorded as “income tax expense,” rather than equity earnings, since the expense is attributable to a consolidated corporate level partner in the CEMIG investment. The Company retains its ownership in CET.

Chigen affiliates—In 2011, the Company recognized an other-than-temporary impairment of $74 million on Yangcheng, an equity method investment in China. See Note 8—Other Non-Operating Expense for further information.

Entek— In February 2011, the Company acquired a 49.6% interest in Entek Elektrik Uretim A.S. (“Entek”) for approximately $136 million. Additional purchase consideration of $13 million was paid in May 2011, increasing the total purchase consideration to $149 million. Entek owns and operates two gas-fired generation facilities in Turkey with an aggregate capacity of 312 MW and is also engaged in an energy trading business. The Company has significant influence, but not control, of Entek and, accordingly, the investment has been accounted for under the equity method of accounting.

Jianghe Rural Electrification Development Co., LTD (“JHRH”)—On June 3, 2010, the Company acquired a 35% ownership in this joint venture which operates seven hydro plants in China. In April 2011, the Company acquired an additional 14% ownership for $15 million, increasing its total ownership to 49%.

Trinidad Generation Unlimited (“TGU”)—Although the Company's ownership in TGU is 10%, the Company accounts for the investment as an equity method investment due to the Company's ability to exercise significant influence through the supermajority vote requirement for any significant future project development activities. TGU had four gas turbines commence commercial operations in 2011.

Summarized Financial Information

The following tables summarize financial information of the Company's 50%-or-less owned affiliates and majority-owned unconsolidated subsidiaries that are accounted for using the equity method.

	50%-or-less Owned Affiliates			Majority-Owned Unconsolidated Subsidiaries

Years ended December 31,	2011	2010	2009	2011	2010	2009

	(in millions)			(in millions)
Revenue	$1,668	$1,341	$1,229	$24	$20	$158
Gross margin	258	207	240	24	18	71
Net income (loss)	(5)	100	110	(5)	7	(5)

December 31,	2011	2010		2011	2010

	(in millions)			(in millions)
Current assets	$1,182	$948		$58	$114
Noncurrent assets	4,298	4,131		519	646
Current liabilities	899	687		109	144
Noncurrent liabilities	1,720	1,597		269	242
Noncontrolling interests	(240)	(206)		-	125
Stockholders' equity	3,101	3,001		199	249

At December 31, 2011, retained earnings included $136 million related to the undistributed earnings of the Company's 50%-or-less owned affiliates. Distributions received from these affiliates were $36 million, $49 million and $35 million for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, the aggregate carrying amount of our investments in equity affiliates exceeded the underlying equity in their net assets by $145 million.

Refer to Item 1 of this Form 8-K for additional information on these affiliates.